Post-employment benefits - Retirement Benefit Status (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	€ (1,505)	€ (1,556)
Fair value of assets	1,544	1,532
Net benefit status:	39	(24)
Retirement benefit surplus (Note 27)	176	134
Retirement benefit obligation	(137)	(158)
GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	(909)	(1,008)
Fair value of assets	854	931
Net benefit status:	(55)	(77)
Retirement benefit surplus (Note 27)	0	0
Retirement benefit obligation	(55)	(77)
Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Present value of obligation	(596)	(548)
Fair value of assets	690	601
Net benefit status:	94	53
Retirement benefit surplus (Note 27)	176	134
Retirement benefit obligation	€ (82)	€ (81)